Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital Ordinary shares	Share capital Capital collected in advance	Capital surplus	Accumulated deficit	Other equity	Other equity Exchange differences on translation of foreign financial statements	Other equity Unearned share-based compensation	Treasury share	Total	Non-controlling interest
Beginning balance at Dec. 31, 2022	$ (9,289,483)	$ 78,079	$ 86,059	$ 31,971,625	$ (42,712,200)	$ 1,286,954	$ 1,286,954			$ (9,289,483)
Loss for the year	(6,781,238)				(6,748,574)					(6,748,574)	$ (32,664)
Other comprehensive income (loss) for the year	(53,239)					(53,243)	(53,243)			(53,243)	4
Total comprehensive loss	(6,834,477)				(6,748,574)	(53,243)	(53,243)			(6,801,817)	(32,660)
Advance receipts for share capital	10,834,290		10,834,290							10,834,290
Difference between the cash acquisition of a noncontrolling interest and carrying amount of subsidiaries	(1,129,728)				(1,129,728)					(1,129,728)
Acquisition of non-controlling interest	446,786										446,786
Purchase of subsidiaries shares from non-controlling interest	(388,002)										(388,002)
Declaration of cash dividends	(20,136)										20,136
Ending balance at Dec. 31, 2023	(6,380,750)	78,079	10,920,349	31,971,625	(50,590,502)	1,233,711	1,233,711			(6,386,738)	5,988
Loss for the year	(10,272,280)				(10,269,908)					(10,269,908)	(2,372)
Other comprehensive income (loss) for the year	1,321,784					1,321,938	1,321,938			1,321,938	(154)
Total comprehensive loss	(8,950,496)				(10,269,908)	1,321,938	1,321,938			(8,947,970)	(2,526)
Advance receipts for share capital	9,170,000		9,170,000							9,170,000
Capital increase in cash		2,776	(18,090,349)	18,087,573
Cancellation of share capital		(275)		(247,225)	247,500
Conversion of simple agreement for future equity	1,866,666	286		1,866,380						1,866,666
Ending balance at Dec. 31, 2024	(4,294,580)	80,866	2,000,000	51,678,353	(60,612,910)	2,555,649	2,555,649			(4,298,042)	3,462
Loss for the year	(31,858,594)				(31,852,853)					(31,852,853)	(5,741)
Other comprehensive income (loss) for the year	(841,442)					(841,495)	(841,495)			(841,495)	53
Total comprehensive loss	(32,700,036)				(31,852,853)	(841,495)	(841,495)			(32,694,348)	(5,688)
Advance receipts for share capital	16,569,700		16,569,700							16,569,700
Capital increase in cash		1,961	$ (18,569,700)	18,567,739
Issuance of restricted shares	(158,233)	5,405		58,445,265		(58,608,903)		$ (58,608,903)		(158,233)
Share-based payment expenses recognized	15,345,009				(3,120)	15,345,009		15,345,009		15,341,889	3,120
Issuance of common shares for settlement of services rendered	1,764,880	176		1,764,704						1,764,880
Acquisition of treasury share	(104,515)								$ (104,515)	(104,515)
Ending balance at Dec. 31, 2025	$ (3,577,775)	$ 88,408		$ 130,456,061	$ (92,468,883)	$ (41,549,740)	$ 1,714,154	$ (43,263,894)	$ (104,515)	$ (3,578,669)	$ 894